H5 Fees to auditors (Tables)	12 Months Ended
Dec. 31, 2024
Auditor's remuneration [abstract]
Summary of Fees to Auditors

	Deloitte	Others	Total
2024
Audit fees	178	21	199
Audit-related fees	4	3	7
Tax fees	3	50	53
All other fees	2	35	37
Total	187	109	296

2023
Audit fees	164	8	172
Audit-related fees	6	–	6
Tax fees	12	13	25
All other fees	–	37	37
Total	182	58	240

2022
Audit fees	163	7	170
Audit-related fees	7	2	9
Tax fees	2	11	13
All other fees	1	22	23
Total	173	42	215